Equity	12 Months Ended
Dec. 31, 2022
Equity [abstract]
Equity	Equity
14.1.    Authorized capital
The Company has an authorized share capital of USD 50 thousand, corresponding to 630,000,000 authorized shares with a par value of USD 0.000079365 each. Therefore, the Company is authorized to increase capital up to this limit, subject to approval of the Board of Directors. The liability of each member is limited to the amount from time to time unpaid on such member’s shares.
14.2.    Subscribed and paid-in capital and capital reserve
The Articles of Association provide that at any time when there are Class A common shares being issued, Class B common shares may only be issued pursuant to: (a) a share split, subdivision or similar transaction or as contemplated in the Articles of Association; or (b) a business combination involving the issuance of Class B common shares as full or partial consideration. A business combination, as defined in the Articles of Association, would include, amongst other things, a statutory amalgamation, merger, consolidation, arrangement or other reorganization.
The additional paid-in capital refers to the difference between the purchase price that the shareholders pay for the shares and their par value. Under Cayman Law, the amount in this type of account may be applied by the Company to pay distributions or dividends to members, pay up unissued shares to be issued as fully paid, for redemptions and repurchases of own shares, for writing off preliminary expenses, recognized expenses, commissions or for other reasons. All distributions are subject to the Cayman Solvency Test which addresses the Company’s ability to pay debts as they fall due in the natural course of business.
Below are the movements in the quantity of shares during 2022 and 2021:

	Number of shares
	Class A	Class B	Total

At December 31, 2020	257,479,140	51,782,702	309,261,842
Issuance	3,132,970	—	3,132,970
Conversions	5,741,517	(5,741,517)	—
Vested awards	136,436	—	136,436
At December 31, 2021	266,490,063	46,041,185	312,531,248
Conversions	27,292,415	(27,292,415)	—
Vested awards(a)	342,351	—	342,351
At December 31, 2022	294,124,829	18,748,770	312,873,599

(a)The Company delivered 226,691 RSUs, through the issuance of shares. Additionally, 115,660 Class A common shares were issued to our founder shareholders, as anti-dilutive shares.

14.3.    Treasury shares
Own equity instruments that are reacquired (treasury shares) are recognized at cost and deducted from equity. No gain or loss is recognized in profit or loss on the purchase, sale, issue or cancellation of the Group’s own equity instruments. Any difference between the carrying amount and the consideration, if reissued, is recognized in equity.
On May 13, 2019, the Company announced the adoption of its share repurchase program in an aggregate amount of up to US$ 200 million (the “Repurchase Program”). The Repurchase Program went into effect in the second quarter of 2019 and does not have a fixed expiration date. The Repurchase Program may be executed in compliance with Rule 10b-18 under the Exchange Act.
As of December 2022, the Company holds 233,772 (December 2021 - 3,599,848) class A common shares in treasury. The reduction in treasury shares mainly refers to: (a) the acquisition of Reclame Aqui, in which the company transferred, in February 2022, 1,977,391 class A common shares, previously held in treasury, to some of the selling shareholders, (b) to the sale of 974,718 class A common shares shortly after being contributed by the Company as capital increase in Reclame Aqui, (c) delivery of vested awards of 281,359 and (d) other movements of 132,608.
14.4.    Incentive shares
In 2017, certain key employees have been granted incentive shares, or the Co-Investment Shares, that entitle participants to receive at that time a cash bonus which they, at their option, may use to purchase a specified number of shares.
Incentive Shares are subject to a 10 year lock-up period, after that the shares are free and clear for transfer. If a participant ceases employment for any reason before the end of the 10 years lock-up period, the Company have the right (but not the obligation) to acquire the shares for the price originally paid by the participant less an applicable discount, and paying in a monthly basis according with the time remaining to end of the Lock-up period, as presented below.

Time remaining to the end of the Lock-up year	Discount	Monthly Installments

7-10 years	25%	Up to 120
3-7 years	20%	Up to 60
0-3 years	15%	Up to 36
The Repurchase Right can be exercised at any time up to two years from the participant’s termination date. Once the lock-up period expires and if the participant terminates employment, the Company has an option to repurchase the shares at the then-current share price.
Based on the repurchase discount schedule the largest payout is 85% of the award’s grant date fair value should a participant leave before the 10-year lock-up period expires. The vesting tranches are broken into three years separate tranches, which reflects the terms of the repurchase right and constitutes graded vesting features.
The first tranche represents 75% of the grant date fair value, recognized in full on the grant date. That is, if an employee voluntarily terminates employment up to three years from the grant date and the Company exercises its repurchase feature, the participant will receive a cash payment equal to 75% of the grant date fair value.
The second tranche represents 5% of the grant date fair value, recognized from grant date to the end of year 3. This represents the additional 5% potential repurchase payment if the employee satisfies 3 to 7 years of the lock-up period.
The third tranche represents 5% of the grant date fair value, recognized from grant date to the end of year 7. This represents the additional 5% potential repurchase payment if the employee satisfies at least 7 years of the lock-up period but leaves prior to the expiration of the lock-up period.
The incentives shares granted were classified and recognized as equity settled transaction. During 2022 and 2021, there were no repurchases of Class A common shares (During 2020, 7,595 Class A common shares were repurchased as a participant left the Company prior to lock-up expiration). In December 2022, the participants of the plan hold 5,321,769 Incentive Shares.